Goodwill (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill (Details) [Line Items]
Expected cash flow period	4 years
Stratasys-Objet reporting unit [Member]
Goodwill (Details) [Line Items]
Carrying amount	34.00%
SDM [Member]
Goodwill (Details) [Line Items]
Reporting Unit, Amount of Fair Value in Excess of Carrying Amount	$ 100,000,000